Consolidated Statement of Cash Flows (Parenthetical) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2026	Oct. 31, 2025
Statement of cash flows [abstract]
Cash and cash equivalents acquired as part of the acquisitions	$ 13
Restricted cash and cash equivalents	$ 61	$ 108